Borrowings - Summary of Analysis of the Repayment Schedule of Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	¥ 2,259,800	¥ 1,548,000
Within 1 year or on demand [member]
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	1,559,800	1,548,000
Over one year but within two years [member]
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	0	0
Over two years but within three years [member]
Disclosure In Tabular Form Of Repayment Schedule Of Borrowings [Line Items]
Borrowings	¥ 700,000	¥ 0